INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

NOTE 4:-     INVENTORIES

	December 31,
	2020	2019

Raw materials	$13,376	$10,700
Finished products	15,817	17,575

	$29,193	$28,275

In the years ended December 31, 2020, 2019 and 2018, the Group wrote-off inventories in total amounts of $4,175, $4,493 and $1,892, respectively.